Accrued liabilities - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Mar. 30, 2024	Mar. 25, 2023
Accrued Liabilities, Current [Abstract]
Compensation related accruals	$ 2,274	$ 2,371
Interest and bank fees	702	604
Accrued property and equipment additions	902	1,575
Sales return provision	363	75
Professional and other service fees	814	1,160
Other	1,057	1,846
Total accrued liabilities	$ 6,112	$ 7,631